Revenue - Schedule of Revenue Consists (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Management fees	$ 40,002	$ 59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue:
Total other revenue	2,362	5,587
Other revenue	2,362	5,587
Total Management Fees	40,002	59,613
Total Revenue	51,438	79,950
CoinShares XBT Provider AB [Member]
Disaggregation of Revenue [Line Items]
Management fees	27,787	44,762
Other revenue:
Total Management Fees	27,787	44,762
CoinShares Physical [Member]
Disaggregation of Revenue [Line Items]
Management fees	8,686	12,418
Other revenue:
Total Management Fees	8,686	12,418
Block Index [Member]
Disaggregation of Revenue [Line Items]
Management fees	2,057	1,198
Other revenue:
Total Management Fees	2,057	1,198
CoinShares U.S. [Member]
Disaggregation of Revenue [Line Items]
Management fees	1,341	1,235
Other revenue:
Total Management Fees	1,341	1,235
Other [Member]
Disaggregation of Revenue [Line Items]
Management fees	131
Other revenue:
Total Management Fees	131
Other digital asset income [Member]
Other revenue:
Total other revenue
Other revenue
Other operating income [Member]
Other revenue:
Total other revenue	1,510	3,363
Other revenue	1,510	3,363
Fee rebates [Member]
Other revenue:
Total other revenue	852	2,224
Other revenue	$ 852	$ 2,224